Other Non-Current Assets - Advances to supplier - non-current (Details) € in Thousands, $ in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Other Non Current Assets
Advances to suppliers - non-current	€ 895		€ 689
Contract CRO with Pharmaceutical Research Associates B.V.
Other Non Current Assets
Advances to suppliers - non-current		$ 0.9	€ 700